ACQUISITIONS - Summary of Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 04, 2017	Oct. 02, 2017	Apr. 05, 2017	Mar. 13, 2017	Dec. 31, 2016	Dec. 14, 2016	Nov. 17, 2016	Aug. 01, 2016	May 05, 2016
Business Acquisition [Line Items]
Goodwill	$ 2,460,103					$ 2,078,765
Melett
Business Acquisition [Line Items]
Current assets		$ 21,068
Property, plant & equipment		5,917
Goodwill		22,501
Other intangible assets		39,259
Total assets acquired		88,745
Total liabilities assumed		(14,789)
Net assets acquired		$ 73,956
TTC
Business Acquisition [Line Items]
Current assets				$ 3,746
Property, plant & equipment				5,909
Goodwill				16,309
Other intangible assets				12,300
Total assets acquired				38,264
Total liabilities assumed				(5,753)
Net assets acquired				$ 32,511
ATP
Business Acquisition [Line Items]
Current assets					$ 11,666
Property, plant & equipment					5,354
Goodwill					29,034
Other intangible assets					25,000
Total assets acquired					71,054
Total liabilities assumed					(5,800)
Net assets acquired					$ 65,254
Workhorse
Business Acquisition [Line Items]
Current assets							$ 9,137
Property, plant & equipment							0
Goodwill							22,273
Other intangible assets							21,500
Total assets acquired							52,910
Total liabilities assumed							(9,083)
Net assets acquired							$ 43,827
Precision Turbo
Business Acquisition [Line Items]
Current assets								$ 4,145
Property, plant & equipment								1,317
Goodwill								4,248
Other intangible assets								5,200
Total assets acquired								14,910
Total liabilities assumed								(1,057)
Net assets acquired								$ 13,853
Unitrac
Business Acquisition [Line Items]
Current assets										$ 11,476
Property, plant & equipment										1,768
Goodwill										2,442
Other intangible assets										1,230
Total assets acquired										16,916
Total liabilities assumed										(2,145)
Net assets acquired										$ 14,771
AM General
Business Acquisition [Line Items]
Current assets			$ 6,611
Property, plant & equipment			4,140
Goodwill			12,943
Other intangible assets			12,097
Other assets			0
Total assets acquired			35,791
Total liabilities assumed			(25,375)
Net assets acquired			$ 10,416
Gerken
Business Acquisition [Line Items]
Current assets									$ 32,706
Property, plant & equipment									7,667
Goodwill									17,470
Other intangible assets									30,560
Other assets									1,706
Total assets acquired									90,109
Total liabilities assumed									(27,262)
Net assets acquired									$ 62,847